Financial risk management and fair values - Currency risk - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Decrease in current year losses due to reasonably possible decrease in designated risk component			¥ 1,000
Currency risk | United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 3,375	¥ 2,311	¥ 4,324
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (3,375)	¥ (2,311)	¥ (4,324)
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 270	¥ 1,089	¥ 19
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (270)	¥ (1,089)	¥ (19)
Currency risk | Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 208	¥ 561	¥ 89
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (208)	¥ (561)	¥ (89)
Currency risk | Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 19	¥ 31	¥ 20
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (19)	¥ (31)	¥ (20)
Currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 25	¥ 10
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (25)	¥ (10)